Schedule of investments

Delaware Tax-Free Minnesota Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.09%
Corporate Revenue Bond - 0.71%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	4,355,000	$3,995,277
		3,995,277
Education Revenue Bonds - 18.34%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	836,791
Series A 4.25% 7/1/47	1,550,000	1,459,573
Series A 4.375% 7/1/52	400,000	379,828
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,172,877
Series A 5.00% 3/1/39	385,000	357,099
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	256,947
Series A 5.00% 7/1/45	1,390,000	1,408,876
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,101,900
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	712,481
Series A 5.00% 11/1/48	2,800,000	2,811,340
Duluth Independent School District No. 709 Certificates of
Participation
Series B 5.00% 2/1/28	350,000	446,600
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	410,504
Series A 5.375% 8/1/50	1,690,000	1,741,021
Series A 5.50% 8/1/36	580,000	604,041
Series A 5.75% 8/1/44	1,190,000	1,244,145
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	775,771
Series A 5.00% 7/1/47	2,290,000	2,269,756
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	588,735
Series A 5.00% 7/1/44	1,770,000	1,771,859

NQ- 301 [5/20] 7/20 (1236753) 1

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	$914,940
Series A 5.00% 7/1/47	2,300,000	2,279,668
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	467,157
5.50% 8/1/49	2,260,000	2,268,136
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,247,680
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,465,530
5.00% 5/1/37	1,250,000	1,304,887
5.00% 5/1/47	250,000	256,820
(Carleton College)
4.00% 3/1/35	1,000,000	1,153,590
4.00% 3/1/36	415,000	476,980
5.00% 3/1/44	2,085,000	2,500,457
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	931,650
(College of St. Scholastica)
4.00% 12/1/29	280,000	292,975
4.00% 12/1/30	290,000	299,660
4.00% 12/1/33	500,000	500,340
4.00% 12/1/34	500,000	497,050
4.00% 12/1/40	1,200,000	1,151,112
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,036,744
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	903,022
Series A 5.00% 10/1/35	875,000	945,044
Series A 5.00% 10/1/45	2,120,000	2,233,314
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	555,365
Series 8-I 5.00% 10/1/33	250,000	276,083
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	775,652
Series 8-G 5.00% 12/1/32	670,000	772,021
Series 8-N 4.00% 10/1/35	500,000	552,090
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	993,391
Series B 5.00% 10/1/38	1,000,000	1,037,880
Series B 5.00% 10/1/39	170,000	176,018

2 NQ- 301 [5/20] 7/20 (1236753)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of The Hamline University)
Series B 5.00% 10/1/40	625,000	$646,394
Series B 5.00% 10/1/47	1,060,000	1,086,415
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,609,297
4.00% 10/1/37	750,000	829,433
4.00% 10/1/44	1,255,000	1,357,333
5.00% 10/1/40	500,000	591,375
Series 8-L 5.00% 4/1/35	1,250,000	1,404,425
Series A 4.00% 10/1/34	400,000	430,948
Series A 4.00% 10/1/36	500,000	534,635
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65%
11/1/38 (AMT)	1,000,000	981,060
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	519,958
Series A 5.00% 9/1/44	1,165,000	1,102,311
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	2,897,454
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	595,000
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,945,000	1,723,192
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	302,739
Series A 144A 5.50% 7/1/52 #	735,000	725,254
(Hmong College Preparatory Academy Project) Series A
5.75% 9/1/46	1,000,000	1,065,660
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	510,845
Series A 4.125% 9/1/47	1,750,000	1,765,750
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,471,406
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,149,581
Series A 5.00% 9/1/34	2,625,000	3,274,373
Series A 5.00% 4/1/35	3,175,000	3,937,667
Series A 5.00% 4/1/36	2,650,000	3,278,024
Series A 5.00% 4/1/37	1,125,000	1,388,734

NQ- 301 [5/20] 7/20 (1236753) 3

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 9/1/40	1,560,000	$1,913,106
Series A 5.00% 9/1/41	1,750,000	2,140,898
Series A 5.00% 4/1/44	3,000,000	3,789,420
		103,638,087
Electric Revenue Bonds - 8.21%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	423,626
Series A 5.00% 10/1/30	1,150,000	1,382,622
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,110,060
5.00% 10/1/29	395,000	465,669
5.00% 10/1/30	500,000	588,755
5.00% 10/1/33	1,205,000	1,416,092
5.00% 10/1/47	2,000,000	2,408,380
Series A 5.00% 10/1/30	1,060,000	1,248,161
Series A 5.00% 10/1/34	750,000	881,385
Series A 5.00% 10/1/35	1,525,000	1,792,149
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	661,689
5.00% 1/1/28	350,000	426,737
5.00% 1/1/28	210,000	262,876
5.00% 1/1/29	585,000	709,359
5.00% 1/1/29	220,000	273,546
5.00% 1/1/30	520,000	626,787
5.00% 1/1/31	200,000	245,386
5.00% 1/1/32	210,000	255,908
5.00% 1/1/35	160,000	192,634
5.00% 1/1/36	180,000	215,946
5.00% 1/1/41	400,000	474,328
Series A 5.00% 1/1/25	125,000	139,031
Series A 5.00% 1/1/26	425,000	472,243
Series A 5.00% 1/1/31	520,000	573,430
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	265,525
Series AAA 5.25% 7/1/25 ‡	250,000	155,000
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,162,500
Series WW 5.00% 7/1/28 ‡	1,775,000	1,096,063
Series WW 5.25% 7/1/33 ‡	1,250,000	775,000

4 NQ- 301 [5/20] 7/20 (1236753)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	260,000	$159,250
Series XX 5.25% 7/1/40 ‡	750,000	465,000
Series XX 5.75% 7/1/36 ‡	925,000	578,125
Series ZZ 4.75% 7/1/27 ‡	210,000	128,625
Series ZZ 5.25% 7/1/24 ‡	350,000	217,000
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,680,933
Series A 5.00% 12/1/47	2,265,000	2,712,292
Series B 5.00% 12/1/27	295,000	339,837
Series B 5.00% 12/1/28	275,000	316,489
Series B 5.00% 12/1/31	1,365,000	1,564,290
Series B 5.00% 12/1/33	300,000	342,237
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,555,638
Series A 5.00% 1/1/42	1,500,000	1,829,280
Series A 5.00% 1/1/46	2,000,000	2,362,100
Series A 5.00% 1/1/47	3,130,000	3,789,115
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation
Series A
1.275% 1/1/25 (NATL)^	5,000,000	4,787,050
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,437,528
Series A 4.00% 10/1/31	885,000	1,020,591
Series A 4.00% 10/1/33	365,000	415,761
		46,402,028
Healthcare Revenue Bonds - 23.33%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,008,766
5.375% 11/1/34	320,000	322,166
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path
Project)
5.00% 9/1/43	465,000	466,028
5.00% 9/1/58	3,220,000	3,149,901
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,036,673
2nd Tier Series B 5.25% 1/1/37	505,000	357,641
4th Tier Series D 7.00% 1/1/37	1,665,000	1,301,131

NQ- 301 [5/20] 7/20 (1236753) 5

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.25% 1/1/52	2,500,000	$1,858,450
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities
Project) Series A 5.50% 12/1/48	2,350,000	1,942,181
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	436,495
5.00% 6/1/48	1,000,000	926,310
5.00% 6/1/53	2,450,000	2,240,182
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	533,030
4.00% 11/1/41	800,000	835,344
5.00% 11/1/26	500,000	554,165
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	425,195
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	98,487
5.00% 5/1/44	1,500,000	1,473,300
5.00% 5/1/51	1,585,000	1,553,205
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	280,778
Series A 144A 5.00% 8/1/46 #	2,380,000	2,318,834
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	616,003
Series A 5.00% 4/1/40	705,000	588,005
Series A 5.00% 4/1/48	315,000	252,151
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,094,920
Series A 5.00% 2/15/48	1,850,000	2,066,283
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	3,976,913
6.00% 6/15/39	3,570,000	3,781,737

6 NQ- 301 [5/20] 7/20 (1236753)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$524,655
4.00% 4/1/25	660,000	690,215
4.00% 4/1/31	60,000	61,738
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	593,564
5.75% 2/1/44	500,000	441,270
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	488,974
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,099,840
5.00% 5/1/27	1,400,000	1,642,998
5.00% 5/1/29	1,000,000	1,164,450
5.00% 5/1/30	850,000	984,649
5.00% 5/1/31	500,000	576,160
5.00% 5/1/32	500,000	572,630
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,121,470
5.00% 9/1/32	1,000,000	1,116,220
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,109,435
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	5,761,840
Series A 5.00% 11/15/33	500,000	561,730
Series A 5.00% 11/15/34	500,000	559,780
Series A 5.00% 11/15/44	1,000,000	1,099,130
Series A 5.00% 11/15/49	3,475,000	3,908,506
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	469,270
5.25% 11/1/45	1,950,000	1,776,918
5.375% 11/1/50	455,000	416,612
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,921,938
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,105,767

NQ- 301 [5/20] 7/20 (1236753) 7

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	$428,929
Series A 5.00% 11/1/32	330,000	326,680
Series A 5.00% 11/1/42	1,250,000	1,212,250
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,036,769
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	4,668,961
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	327,987
5.00% 7/1/33	650,000	701,213
5.875% 7/1/30	1,850,000	1,855,679
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,283,110
Series A 5.30% 9/1/37	1,200,000	1,161,696
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,224,315
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	973,231
5.00% 9/1/24	575,000	662,584
5.00% 9/1/25	750,000	857,490
5.00% 9/1/26	575,000	654,471
5.00% 9/1/27	405,000	459,647
5.00% 9/1/28	425,000	479,349
5.00% 9/1/29	425,000	477,908
5.00% 9/1/34	730,000	799,116
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,724,521
5.00% 5/1/48	5,090,000	5,928,018
Series A 4.00% 5/1/37	965,000	1,039,180
Series A 5.00% 5/1/46	3,715,000	4,142,931
Unrefunded Balance 5.125% 5/1/30	740,000	741,709
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,527,298
Series A 5.00% 11/15/47	1,560,000	1,749,961

8 NQ- 301 [5/20] 7/20 (1236753)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	$2,521,046
Series A 5.00% 7/1/32	3,000,000	3,386,280
Series A 5.00% 7/1/33	1,260,000	1,416,845
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,613,331
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	449,825
Series A 5.375% 5/1/43	500,000	404,010
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	450,290
4.00% 8/1/44	800,000	706,912
5.00% 8/1/49	1,000,000	1,006,780
5.00% 8/1/54	875,000	879,550
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	218,993
4.75% 11/1/52	750,000	642,248
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	874,973
4.65% 7/1/26	540,000	556,006
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	487,915
5.125% 12/1/44	1,605,000	1,516,292
		131,840,332
Housing Revenue Bonds - 0.41%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	920,000	950,719
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,357,571
		2,308,290

NQ- 301 [5/20] 7/20 (1236753) 9

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds - 3.02%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	$1,370,237
Series A 5.00% 6/1/43	3,835,000	4,185,059
Series B 5.00% 3/1/28	2,500,000	2,693,425
Series B 5.00% 3/1/29	1,000,000	1,076,640
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,829,876
Series C 5.00% 8/1/35	1,645,000	1,918,267
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities
Funding Project)
Series A 5.00% 8/1/35	3,960,000	3,989,383
		17,062,887
Local General Obligation Bonds - 12.53%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,709,190
Series A 4.00% 2/1/43	3,500,000	3,948,665
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,043,786
Series A 4.00% 2/1/29	1,800,000	2,037,960
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,352,332
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,217,460
Series A 5.00% 2/1/33	3,585,000	4,353,588
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	184,624
Series A 4.00% 2/1/28	1,250,000	1,439,087
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,372,879
Series A 5.00% 12/1/36	940,000	1,171,334
Series A 5.00% 12/1/37	2,850,000	3,604,537
Series A 5.00% 12/1/37	2,645,000	3,292,152
Series A 5.00% 12/1/38	3,310,000	4,175,333
Series B 5.00% 12/1/30	1,000,000	1,264,010
Series C 5.00% 12/1/28	1,500,000	2,024,895

10 NQ- 301 [5/20] 7/20 (1236753)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series C 5.00% 12/1/30	1,245,000	$1,573,692
Series C 5.00% 12/1/37	3,000,000	3,734,010
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/30	445,000	535,139
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	533,988
Series A 4.00% 2/1/37	600,000	709,254
Series A 4.00% 2/1/38	625,000	736,387
Series B 4.00% 2/1/36	945,000	1,121,375
Series B 4.00% 2/1/37	1,255,000	1,483,523
Series B 4.00% 2/1/38	1,305,000	1,537,577
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program) Series A 4.00% 2/1/43	3,000,000	3,380,580
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,559,853
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,300,608
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax) Series A 4.00% 2/1/35
(AGM)	500,000	578,220
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,501,285
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	11,312,229
		70,789,552
Pre-Refunded/Escrowed to Maturity Bonds - 5.55%
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	15,459,595
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	388,867
Series 7-Q 5.00% 10/1/24-22§	475,000	527,749
Series 7-Q 5.00% 10/1/27-22§	200,000	222,210
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,134,442
Series A 5.00% 11/15/30-25§	670,000	835,249

NQ- 301 [5/20] 7/20 (1236753) 11

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.50% 7/1/21	4,500,000	$4,620,015
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24§	4,000,000	4,665,920
Series A 5.00% 1/1/46-24§	3,000,000	3,499,440
		31,353,487
Special Tax Revenue Bonds - 4.49%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,083,970
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	286,510
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	17,908,000	17,469,612
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	772,913
Series G 5.00% 11/1/31	1,500,000	1,766,460
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,028,460
		25,407,925
State General Obligation Bonds - 11.57%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	2,530,000	1,546,463
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24	2,555,000	2,719,976
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,527,808
(State Trunk Highway)
Series B 5.00% 10/1/29	5,000,000	5,309,650
Series E 5.00% 10/1/26	3,395,000	4,329,847
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,327,731
Series A 5.00% 8/1/29	2,500,000	3,055,225
Series A 5.00% 8/1/30	4,200,000	4,958,100
Series A 5.00% 8/1/32	3,875,000	4,555,217
Series A 5.00% 8/1/33	2,075,000	2,698,185
Series A 5.00% 10/1/33	1,000,000	1,270,360
Series A 5.00% 8/1/35	2,975,000	3,839,297
Series A 5.00% 8/1/38	3,450,000	4,407,271
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,020,026
Series D 5.00% 8/1/26	6,000,000	7,615,020
Series D 5.00% 8/1/27	2,525,000	3,195,893
		65,376,069

12 NQ- 301 [5/20] 7/20 (1236753)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds - 6.78%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series C 5.00% 1/1/29	350,000	$422,607
Series C 5.00% 1/1/33	850,000	1,001,683
Series C 5.00% 1/1/36	600,000	699,936
Series C 5.00% 1/1/41	600,000	691,878
Series C 5.00% 1/1/46	1,595,000	1,824,712
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,110,560
Series A 5.00% 1/1/44	3,000,000	3,571,140
Series A 5.00% 1/1/49	5,000,000	5,915,100
Series B 5.00% 1/1/26	575,000	610,610
Series B 5.00% 1/1/27	1,160,000	1,231,270
Series B 5.00% 1/1/28	2,750,000	2,916,733
Series B 5.00% 1/1/29	120,000	127,177
Series B 5.00% 1/1/30	1,675,000	1,773,557
Series B 5.00% 1/1/31	1,750,000	1,850,975
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,206,581
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,151,835
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,214,496
		38,320,850
Water & Sewer Revenue Bonds - 3.15%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,083,300
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,582,784
Series B 5.00% 9/1/25	2,000,000	2,207,120
Series C 4.00% 3/1/31	3,120,000	3,716,794
Series C 4.00% 3/1/32	3,225,000	3,811,692
Series E 5.00% 9/1/23	2,000,000	2,212,840
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,195,080
		17,809,610
Total Municipal Bonds (cost $540,653,290)		554,304,394

NQ- 301 [5/20] 7/20 (1236753) 13

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U. S. $)
Short-Term Investments – 0.77%
Variable Rate Demand Notes - 0.77%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.06% 11/15/48
(LOC – Wells Fargo Bank N. A. )	900,000	$900,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System)
Series B-1
0.05% 11/15/35 (LOC – JPMorgan Chase Bank N. A. )	3,200,000	3,200,000
Series B-2
0.05% 11/15/35 (LOC – JPMorgan Chase Bank N. A. )	240,000	240,000
Total Short-Term Investments (cost $4,340,000)		4,340,000

Total Value of Securities – 98.86%
(cost $544,993,290)		558,644,394
Receivables and Other Assets Net of Liabilities – 1.14%		6,460,422
Net Assets Applicable to 46,264,038 Shares Outstanding – 100.00%		$565,104,816

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $10,520,336, which represents
1.86% of the Fund’s net assets.
¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2020.
§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit

14 NQ- 301 [5/20] 7/20 (1236753)

(Unaudited)

Summary of abbreviations (continued):
N. A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

NQ- 301 [5/20] 7/20 (1236753) 15